INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 556,762	$ 600,215
Deferred tax recovery recognized in net income	(16,195)	(71,045)
Foreign currency translation of deferred tax balances	(5,655)	27,592
Net deferred tax liabilities, end of year	$ 534,912	$ 556,762